Quarterly Holdings Report
for

Fidelity® Conservative Income Bond Fund

November 30, 2020

FCV-QTLY-0121
1.924095.109

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.9%
Entertainment - 0.1%
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 0.496% 9/1/21 (a)(b)	$8,953,000	$8,963,186
Media - 0.6%
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.6413% 3/4/22 (a)(b)	47,662,000	47,808,322
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8254% 3/22/22 (a)(b)	11,024,000	11,095,623

TOTAL COMMUNICATION SERVICES		67,867,131

CONSUMER DISCRETIONARY - 3.6%
Automobiles - 3.2%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.210% 0.4236% 2/12/21 (a)(b)	53,903,000	53,920,612
0.4% 10/21/22	13,760,000	13,775,781
2.2% 6/27/22	23,750,000	24,427,285
3.15% 1/8/21	6,324,000	6,342,470
BMV Finance NV 2.25% 8/12/22 (c)	10,550,000	10,874,946
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.410% 0.6305% 4/12/21 (a)(b)(c)	27,432,000	27,459,045
3 month U.S. LIBOR + 0.500% 0.7136% 8/13/21 (a)(b)(c)	14,127,000	14,158,685
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 0.8948% 11/5/21 (a)(b)(c)	1,728,000	1,734,689
3 month U.S. LIBOR + 0.900% 1.121% 2/15/22 (a)(b)(c)	41,113,000	41,384,573
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.0795% 4/9/21 (a)(b)	12,992,000	13,007,768
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2656% 11/17/23 (a)(b)	16,700,000	16,714,696
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (c)	16,000,000	16,022,215
2.5% 9/24/21 (c)	11,979,000	12,172,268
		251,995,033
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp. 2.05% 4/23/22	31,289,000	31,985,579

TOTAL CONSUMER DISCRETIONARY		283,980,612

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.2%
Walmart, Inc. 3.125% 6/23/21	13,579,000	13,798,830
Food Products - 0.2%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7701% 4/16/21 (a)(b)	17,185,000	17,214,747
Tobacco - 0.9%
Philip Morris International, Inc.:
1.875% 2/25/21	49,382,000	49,506,364
4.125% 5/17/21	17,931,000	18,248,302
		67,754,666

TOTAL CONSUMER STAPLES		98,768,243

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
BP Capital Markets PLC 3.062% 3/17/22	10,506,000	10,886,310
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.105% 5/11/23 (a)(b)	32,829,000	33,437,689
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.551% 8/16/22 (a)(b)	36,278,000	36,386,467
Western Gas Partners LP 3 month U.S. LIBOR + 0.850% 2.0741% 1/13/23 (a)(b)	6,268,000	6,061,811
		86,772,277
FINANCIALS - 49.7%
Banks - 29.9%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 0.6278% 1/19/21 (a)(b)(c)	61,125,000	61,154,585
3 month U.S. LIBOR + 0.570% 0.803% 8/27/21 (a)(b)(c)	29,283,000	29,386,193
Bank of America Corp.:
2.625% 4/19/21	14,712,000	14,842,348
2.738% 1/23/22 (a)	55,788,000	55,980,323
2.816% 7/21/23 (a)	11,725,000	12,168,268
2.881% 4/24/23 (a)	30,425,000	31,424,262
3.124% 1/20/23 (a)	27,679,000	28,508,108
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.6495% 9/10/21 (a)(b)	27,466,000	27,539,581
3 month U.S. LIBOR + 0.460% 0.6841% 4/13/21 (a)(b)	7,743,000	7,755,311
3 month U.S. LIBOR + 0.570% 0.8033% 3/26/22 (a)(b)	30,449,000	30,630,872
Bank of Nova Scotia 3 month U.S. LIBOR + 0.290% 0.5198% 1/8/21 (a)(b)	13,750,000	13,754,435
Banque Federative du Credit Mutuel SA:
1.96% 7/21/21 (c)	34,135,000	34,494,822
2.5% 4/13/21 (c)	27,157,000	27,379,571
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 0.6841% 1/11/21 (a)(b)	75,101,000	75,109,568
1.7% 5/12/22	3,860,000	3,928,438
2.65% 1/11/21	29,416,000	29,432,981
Barclays PLC 4.61% 2/15/23 (a)	14,162,000	14,819,117
BB&T Corp. 2.05% 5/10/21	40,997,000	41,266,656
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 0.9803% 6/11/21 (a)(b)	34,310,000	34,408,190
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 0.603% 8/7/21 (a)(b)(c)	32,232,000	32,301,532
BPCE SA 3 month U.S. LIBOR + 0.300% 0.5289% 1/14/22 (a)(b)(c)	31,752,000	31,792,239
Capital One Bank NA 2.014% 1/27/23 (a)	44,405,000	45,169,828
Capital One NA 2.25% 9/13/21	6,889,000	6,980,705
Citibank NA 3 month U.S. LIBOR + 0.600% 0.8238% 5/20/22 (a)(b)	38,473,000	38,542,920
Citigroup, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.870% 0.9529% 11/4/22 (a)(b)	31,398,000	31,524,220
2.312% 11/4/22 (a)	10,081,000	10,254,091
2.35% 8/2/21	34,701,000	35,173,933
2.7% 10/27/22	17,868,000	18,611,632
3.142% 1/24/23 (a)	10,800,000	11,124,061
Credit Agricole CIB 3 month U.S. LIBOR + 0.400% 0.6158% 5/3/21 (a)(b)(c)	25,200,000	25,234,930
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 2.5078% 4/16/21 (a)(b)	13,236,000	13,344,280
3.45% 4/16/21	61,352,000	62,056,321
Fifth Third Bank, Cincinnati:
3 month U.S. LIBOR + 0.440% 0.6548% 7/26/21 (a)(b)	17,479,000	17,516,807
3 month U.S. LIBOR + 0.640% 0.8544% 2/1/22 (a)(b)	8,778,000	8,830,063
Huntington Bancshares, Inc. 3.15% 3/14/21	8,839,000	8,889,062
Huntington National Bank 3 month U.S. LIBOR + 0.550% 0.7748% 2/5/21 (a)(b)	37,753,000	37,771,990
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 1.348% 6/7/21 (a)(b)	13,698,000	13,759,866
2.55% 3/1/21	35,626,000	35,759,954
2.776% 4/25/23 (a)	38,827,000	40,100,647
3.514% 6/18/22 (a)	31,088,000	31,612,411
4.35% 8/15/21	52,082,000	53,546,706
4.625% 5/10/21	18,061,000	18,401,836
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.8744% 2/1/22 (a)(b)	29,794,000	29,982,874
3 month U.S. LIBOR + 0.810% 1.0226% 11/22/21 (a)(b)	15,094,000	15,205,288
Lloyds Bank PLC 3.3% 5/7/21	9,225,000	9,344,556
Lloyds Banking Group PLC:
3% 1/11/22	4,320,000	4,441,740
3.1% 7/6/21	6,721,000	6,830,873
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 0.4848% 1/25/21 (a)(b)	5,651,000	5,652,747
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8648% 7/26/21 (a)(b)	26,103,000	26,188,646
3 month U.S. LIBOR + 0.700% 0.948% 3/7/22 (a)(b)	34,667,000	34,869,563
2.19% 9/13/21	18,550,000	18,809,267
2.95% 3/1/21	52,733,000	53,081,565
3.218% 3/7/22	10,454,000	10,829,747
3.535% 7/26/21	26,540,000	27,080,826
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 1.1644% 2/28/22 (a)(b)	13,476,000	13,601,879
3 month U.S. LIBOR + 1.140% 1.3891% 9/13/21 (a)(b)	14,247,000	14,361,983
3 month U.S. LIBOR + 1.480% 1.7041% 4/12/21 (a)(b)(c)	6,172,000	6,203,724
2.632% 4/12/21 (c)	3,327,000	3,354,966
2.953% 2/28/22	17,390,000	17,959,169
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.8495% 3/7/22 (a)(b)	34,598,000	34,771,617
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.6718% 12/9/22 (a)(b)	35,387,000	35,490,330
1.743% 2/24/23 (a)	15,373,000	15,649,477
Rabobank Nederland 3.875% 2/8/22	10,696,000	11,144,376
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 0.6448% 4/26/21 (a)(b)	44,954,000	45,027,486
3 month U.S. LIBOR + 0.830% 1.0541% 1/10/22 (a)(b)	20,205,000	20,369,756
Royal Bank of Canada:
3 month U.S. LIBOR + 0.390% 0.6044% 4/30/21 (a)(b)	24,003,000	24,037,204
3 month U.S. LIBOR + 0.400% 0.6148% 1/25/21 (a)(b)	65,424,000	65,461,816
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5346% 10/26/23 (a)(b)	31,000,000	31,040,400
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.652% 5/17/21 (a)(b)(c)	26,163,000	26,204,800
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	34,015,000	34,653,484
2.934% 3/9/21	32,258,000	32,488,967
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 0.6749% 5/24/21 (a)(b)	48,451,000	48,545,079
Synovus Bank 2.289% 2/10/23 (a)	5,036,000	5,098,831
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.270% 0.5161% 3/17/21 (a)(b)	20,574,000	20,588,896
3 month U.S. LIBOR + 0.530% 0.776% 12/1/22 (a)(b)	28,063,000	28,278,882
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5355% 9/28/23 (a)(b)	16,024,000	16,049,153
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.565% 1/27/23 (a)(b)	34,290,000	34,386,831
2.5% 12/14/20	12,139,000	12,148,376
Truist Bank:
3 month U.S. LIBOR + 0.590% 0.8044% 8/2/22 (a)(b)	20,368,000	20,429,904
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.730% 0.8162% 3/9/23 (a)(b)	32,136,000	32,369,136
U.S. Bancorp 2.35% 1/29/21	27,192,000	27,233,208
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.3886% 1/21/22 (a)(b)	36,222,000	36,253,617
Wells Fargo & Co.:
3 month U.S. LIBOR + 1.020% 1.2398% 7/26/21 (a)(b)	23,284,000	23,427,197
2.5% 3/4/21	58,792,000	59,122,999
4.6% 4/1/21	10,085,000	10,227,415
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.310% 0.5469% 1/15/21 (a)(b)	6,515,000	6,517,106
3 month U.S. LIBOR + 0.620% 0.853% 5/27/22 (a)(b)	58,327,000	58,466,772
2.082% 9/9/22 (a)	20,574,000	20,841,027
		2,336,407,218
Capital Markets - 8.0%
Bank of New York Mellon Corp. 2.05% 5/3/21	12,859,000	12,937,903
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5347% 2/4/22 (a)(b)	59,410,000	59,492,580
2.1% 11/12/21	26,965,000	27,416,191
2.8% 4/8/22	24,669,000	25,487,271
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.810% 1.0308% 1/22/21 (a)(b)	13,716,000	13,714,789
3.15% 1/22/21	44,576,000	44,712,403
3.375% 5/12/21	14,898,000	15,054,809
4.25% 2/4/21	12,831,000	12,902,363
E*TRADE Financial Corp. 2.95% 8/24/22	11,764,000	12,261,751
Goldman Sachs Group, Inc. 5.75% 1/24/22	20,265,000	21,509,002
Morgan Stanley:
3 month U.S. LIBOR + 1.180% 1.3984% 1/20/22 (a)(b)	25,717,000	25,754,571
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.784% 1/20/23 (a)(b)	49,171,000	49,306,937
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 0.9158% 6/10/22 (a)(b)	42,066,000	42,164,731
0.56% 11/10/23 (a)	25,185,000	25,202,461
2.5% 4/21/21	40,499,000	40,837,179
2.625% 11/17/21	20,920,000	21,369,833
5.5% 7/28/21	26,554,000	27,439,099
5.75% 1/25/21	21,298,000	21,466,467
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6444% 11/1/21 (a)(b)	45,101,000	45,242,800
UBS AG London Branch 1.75% 4/21/22 (c)	30,946,000	31,514,907
UBS Group AG:
3 month U.S. LIBOR + 1.780% 2.0041% 4/14/21 (a)(b)(c)	27,971,000	28,145,155
3% 4/15/21 (c)	16,802,000	16,967,746
		620,900,948
Consumer Finance - 6.4%
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.8248% 11/5/21 (a)(b)	13,716,000	13,775,116
3 month U.S. LIBOR + 0.610% 0.8244% 8/1/22 (a)(b)	24,003,000	24,153,802
3 month U.S. LIBOR + 0.620% 0.8438% 5/20/22 (a)(b)	30,998,000	31,191,600
2.75% 5/20/22	37,542,000	38,780,928
3% 2/22/21	40,271,000	40,430,876
3.375% 5/17/21	49,946,000	50,526,373
3.7% 11/5/21	27,384,000	28,161,401
American Express Credit Corp.:
2.25% 5/5/21	21,137,000	21,284,259
2.7% 3/3/22	23,797,000	24,462,149
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8844% 7/30/21 (a)(b)(c)	13,108,000	12,886,695
3 month U.S. LIBOR + 0.950% 1.196% 6/1/21 (a)(b)(c)	17,812,000	17,625,091
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 0.3898% 1/8/21 (a)(b)	22,371,000	22,374,671
3 month U.S. LIBOR + 0.240% 0.4891% 3/12/21 (a)(b)	27,432,000	27,447,444
3 month U.S. LIBOR + 0.260% 0.5095% 9/10/21 (a)(b)	13,716,000	13,749,207
2.75% 3/15/22	7,085,000	7,306,588
2.875% 3/12/21	11,213,000	11,300,839
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 0.3456% 8/13/21 (a)(b)	28,192,000	28,202,716
3 month U.S. LIBOR + 0.280% 0.5041% 4/13/21 (a)(b)	24,003,000	24,028,024
0.45% 7/22/22	27,195,000	27,308,462
1.15% 5/26/22	34,595,000	35,037,763
		500,034,004
Diversified Financial Services - 0.4%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 0.685% 6/25/21 (a)(b)(c)	14,236,000	14,269,170
BP Capital Markets America, Inc. 4.742% 3/11/21	20,130,000	20,375,183
		34,644,353
Insurance - 5.0%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7474% 9/20/21 (a)(b)(c)	16,529,000	16,512,452
Allstate Corp. 3 month U.S. LIBOR + 0.430% 0.6479% 3/29/21 (a)(b)	10,100,000	10,112,204
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 1.4179% 12/29/21 (a)(b)	16,427,000	16,433,954
3.5% 12/29/20	23,975,000	24,032,300
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.230% 0.4598% 1/8/21 (a)(b)(c)	27,432,000	27,440,283
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	31,581,000	31,633,740
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 0.6555% 1/13/23 (a)(b)(c)	32,895,000	33,047,304
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.850% 0.9356% 1/15/21 (a)(b)(c)	30,483,000	30,509,435
3.875% 4/11/22 (c)	9,485,000	9,939,428
Metropolitan Tower Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 0.635% 1/17/23 (a)(b)(c)	17,351,000	17,424,890
0.55% 7/13/22 (c)	37,753,000	37,918,417
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.4886% 1/21/22 (a)(b)(c)	17,145,000	17,189,634
3 month U.S. LIBOR + 0.280% 0.5041% 1/10/23 (a)(b)(c)	28,272,000	28,319,922
3 month U.S. LIBOR + 0.320% 0.5523% 8/6/21 (a)(b)(c)	18,942,000	18,980,991
2% 4/13/21 (c)	27,260,000	27,434,267
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.7533% 6/28/21 (a)(b)(c)	34,907,000	35,009,238
Prudential Financial, Inc. 4.5% 11/16/21	7,835,000	8,148,016
		390,086,475

TOTAL FINANCIALS		3,882,072,998

HEALTH CARE - 2.5%
Biotechnology - 0.2%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 0.8626% 11/21/22 (a)(b)	13,716,000	13,802,754
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (c)	3,085,000	3,096,086
		16,898,840
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.894% 6/6/22	10,000,000	10,342,838
Health Care Providers & Services - 0.8%
Cigna Corp. 3 month U.S. LIBOR + 0.650% 0.8961% 9/17/21 (a)(b)	14,050,000	14,053,551
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 0.9618% 3/9/21 (a)(b)	13,958,000	13,983,124
3.35% 3/9/21	13,716,000	13,830,934
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 0.5104% 6/15/21 (a)(b)	19,316,000	19,337,433
		61,205,042
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 0.855% 6/25/21 (a)(b)(c)	41,045,000	41,138,993
Bristol-Myers Squibb Co.:
2.55% 5/14/21	39,344,000	39,756,174
2.6% 5/16/22	27,432,000	28,359,047
		109,254,214

TOTAL HEALTH CARE		197,700,934

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.5%
General Dynamics Corp. 3% 5/11/21	38,861,000	39,354,146
Industrial Conglomerates - 0.8%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.583% 8/8/22 (a)(b)	36,126,000	36,293,693
0.483% 8/19/22	24,164,000	24,200,246
		60,493,939
Machinery - 2.3%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4136% 11/12/21 (a)(b)	25,776,000	25,805,900
3 month U.S. LIBOR + 0.220% 0.4535% 1/6/22 (a)(b)	11,246,000	11,260,587
3 month U.S. LIBOR + 0.230% 0.4804% 3/15/21 (a)(b)	13,716,000	13,723,640
3 month U.S. LIBOR + 0.300% 0.548% 3/8/21 (a)(b)	30,193,000	30,214,216
0.95% 5/13/22	33,583,000	33,901,884
1.9% 9/6/22	13,000,000	13,366,287
2.65% 5/17/21	37,379,000	37,804,373
2.9% 3/15/21	14,031,000	14,131,883
		180,208,770

TOTAL INDUSTRIALS		280,056,855

INFORMATION TECHNOLOGY - 1.3%
IT Services - 0.8%
IBM Corp. 2.85% 5/13/22	31,917,000	33,113,206
IBM Credit LLC 3 month U.S. LIBOR + 0.260% 0.4784% 1/20/21 (a)(b)	26,300,000	26,309,678
		59,422,884
Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp. 2.2% 9/16/21	38,901,000	39,375,713

TOTAL INFORMATION TECHNOLOGY		98,798,597

UTILITIES - 1.1%
Electric Utilities - 0.5%
Florida Power & Light Co. 3 month U.S. LIBOR + 0.380% 0.6023% 7/28/23 (a)(b)	20,269,000	20,277,056
Georgia Power Co. 2.4% 4/1/21	11,698,000	11,760,956
PPL Electric Utilities Corp. 0.000% x 3 month U.S. LIBOR 0.4751% 9/28/23 (a)(b)	8,800,000	8,807,460
		40,845,472
Gas Utilities - 0.1%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5774% 9/14/23 (a)(b)	4,524,000	4,525,344
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.625% 6/25/21 (a)(b)	24,259,000	24,307,033
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.7761% 9/15/23 (a)(b)	12,339,000	12,358,815
		36,665,848

TOTAL UTILITIES		82,036,664

TOTAL NONCONVERTIBLE BONDS
(Cost $5,063,236,392)		5,078,054,311

U.S. Government and Government Agency Obligations - 9.3%
U.S. Government Agency Obligations - 0.6%
Fannie Mae U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.180% 0.2656% 7/8/22 (a)(b)	28,529,000	28,580,735
Freddie Mac U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.130% 0.2132% 8/5/22 (a)(b)	18,688,000	18,706,465

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		47,287,200

U.S. Treasury Obligations - 8.7%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 0.224% 4/30/21 (a)(b)	$78,523,100	$78,569,054
0.125% 5/31/22	152,343,000	152,325,147
0.125% 6/30/22	11,710,600	11,708,770
1.75% 12/31/20	120,013,400	120,171,786
1.75% 7/31/21	179,677,300	181,649,543
1.875% 11/30/21	130,300,300	132,580,555

TOTAL U.S. TREASURY OBLIGATIONS		677,004,855

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $721,181,077)		724,292,055

Bank Notes - 4.7%
Capital One NA 2.95% 7/23/21	9,941,000	10,085,562
Citibank NA:
2.844% 5/20/22 (a)	34,290,000	34,697,860
2.85% 2/12/21	27,912,000	27,991,409
Fifth Third Bank, Cincinnati 2.25% 6/14/21	46,861,000	47,289,149
KeyBank NA 3.35% 6/15/21	16,150,000	16,422,435
PNC Bank NA 2.15% 4/29/21	26,699,000	26,861,584
Svenska Handelsbanken AB 3.35% 5/24/21	27,750,000	28,160,145
Truist Bank:
2.8% 5/17/22	52,565,000	54,374,986
2.85% 4/1/21	13,018,000	13,102,722
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	13,442,000	13,667,434
3% 2/4/21	25,649,000	25,712,097
3.15% 4/26/21	6,858,000	6,921,520
3.45% 11/16/21	35,681,000	36,684,665
Wells Fargo Bank NA 3.625% 10/22/21	26,681,000	27,402,876
TOTAL BANK NOTES
(Cost $367,888,591)		369,374,444

Certificates of Deposit - 5.2%
Credit Industriel et Commercial yankee 3 month U.S. LIBOR + 0.150% 0.3869% 7/15/21 (a)(b)	33,947,000	33,972,318
Credit Suisse AG yankee:
0.43% 7/14/21	34,290,000	34,328,381
0.47% 2/26/21	34,015,000	34,038,317
Goldman Sachs Bank U.S.A.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 0.3275% 2/16/21 (a)(b)	34,050,000	34,062,830
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.430% 0.5083% 2/26/21 (a)(b)	34,050,000	34,079,201
Mitsubishi UFJ Trust & Banking Corp. yankee 0.25% 4/22/21	33,000,000	33,000,647
Mizuho Corporate Bank Ltd. yankee:
0.25% 4/26/21	33,000,000	32,999,993
0.29% 6/9/21	34,500,000	34,500,721
Sumitomo Mitsui Banking Corp. yankee:
0.25% 4/21/21	33,000,000	33,000,383
0.27% 5/10/21	29,400,000	29,401,702
0.34% 12/7/20	34,015,000	34,016,520
Sumitomo Mitsui Trust Bank Ltd. yankee 0.27% 5/19/21	34,400,000	34,401,132
TOTAL CERTIFICATES OF DEPOSIT
(Cost $401,667,000)		401,802,145

Commercial Paper - 6.6%
Atlantic Asset Securitization Corp.:
0.34% 12/10/20 (Liquidity Facility Credit Agricole CIB)	34,015,000	34,012,384
0.35% 1/8/21 (Liquidity Facility Credit Agricole CIB)	34,050,000	34,043,507
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 0.4% 1/11/21 (c)	34,015,000	34,007,935
HSBC U.S.A., Inc.:
yankee 0.42% 8/23/21	34,400,000	34,293,752
0.38% 5/21/21	33,000,000	32,939,930
Natexis Banques Populaires New York Branch yankee 0.25% 3/3/21	31,400,000	31,383,452
Sumitomo Mitsui Trust Bank Ltd. yankee:
0.255% 3/1/21	34,400,000	34,382,521
0.41% 12/21/20	34,015,000	34,012,779
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.3084% 7/20/21 (a)(b)	33,947,000	33,962,096
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.110% 0.3595% 6/10/21 (a)(b)	35,730,000	35,750,505
TransCanada PipeLines Ltd. 0.25% 12/15/20	22,400,000	22,398,414
TransCanada PipeLines U.S.A. Ltd. 0.3% 1/14/21 (c)	21,500,000	21,494,356
UBS AG London Branch:
3 month U.S. LIBOR + 0.170% 0.3989% 7/14/21 (a)(b)	34,050,000	34,075,275
yankee:
0% 6/23/21	34,015,000	33,953,600
0.23% 2/22/21	34,015,000	33,997,064
0.25% 4/21/21	33,000,000	32,964,205
TOTAL COMMERCIAL PAPER
(Cost $517,543,327)		517,671,775

Master Notes - 0.4%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3451% 5/28/21 (a)(b)(d)
(Cost $33,000,000)	33,000,000	33,000,000
	Shares	Value

Money Market Funds - 8.4%
Fidelity Cash Central Fund 0.09% (e)
(Cost $658,947,464)	658,868,566	659,000,339
	Maturity Amount	Value

Repurchase Agreements - 1.1%
With Mizuho Securities U.S.A., Inc. at 0.73%, dated 8/17/20 due 2/12/21 (Collateralized by Mortgage Loan Obligiations valued at $97,304,540, .3%- 7.1%, 12/1/20 - 8/25/55)
(Cost $89,000,000)	89,323,045	89,000,000
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $7,852,463,851)		7,872,195,069
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(65,417,666)
NET ASSETS - 100%		$7,806,777,403

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $953,819,918 or 12.2% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,000,000 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3451% 5/28/21	11/30/20	$33,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$189,096
Total	$189,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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